Share based payments - Share-based expense by award type (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 6,958	£ 3,560
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	4,092	2,210
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	145	0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	1,298	133
Clawback shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	553	1,217
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 870	£ 0